Deferred income tax	12 Months Ended
Dec. 31, 2021
Deferred income tax
Deferred income tax

21          Deferred income tax

	2020	2021
	RMB’000	RMB’000
The deferred tax assets comprise temporary differences attributable to:
- Tax losses	27,988	43,323
- Others	4,658	2,442
	32,646	45,765
The deferred tax liabilities comprise temporary differences attributable to:
- Medical licenses and tradenames	(14,425)	(285)
- Others	(226)	—
	(14,651)	(285)

21          Deferred income tax (Continued)

Deferred income tax assets and liabilities are offset when there is a legally enforceable right to offset current income tax assets against current income tax liabilities and when the deferred income taxes relate to the same fiscal authority. The balances shown in the consolidated balance sheets are, after appropriate offsetting, as follows:

	2020	2021
	RMB’000	RMB’000
Deferred income tax assets:
- Deferred income tax assets to be recovered after more than 12 months	31,363	45,765
- Deferred income tax assets to be recovered within 12 months	9	—
	31,372	45,765
Deferred income tax liabilities:
- Deferred income tax liabilities to be settled after more than 12 months	(12,107)	(285)
- Deferred income tax liabilities to be settled within 12 months	(1,270)	—
	(13,377)	(285)
Deferred income tax assets – net	17,995	45,480

The movement in deferred income tax assets and liabilities during the year, without taking into consolidation the offsetting of balances within the same taxation jurisdiction is as follows:

The gross movement on deferred income tax accounts is as follows:

	2020	2021
	RMB’000	RMB’000
At 1 January	7,071	17,995
Acquisition of subsidiaries (Note 29)	(1,385)	—
Disposal of subsidiaries (Note 30)	(750)	7,479
Credited to consolidated statement of comprehensive income	13,073	20,006
Translation adjustment	(14)	—
At 31 December	17,995	45,480

Deferred income tax assets

	Tax losses	Others	Total
	RMB’000	RMB’000	RMB’000
At 1 January 2020	17,478	2,422	19,900
Acquisition of a subsidiary (Note 29)	13,422	5,492	18,914
Disposal of a subsidiary (Note 30)	(10,017)	(5,314)	(15,331)
Credited to consolidated statement of comprehensive income	7,135	2,058	9,193
Translation adjustment	(30)	—	(30)
At 31 December 2020 and 1 January 2021	27,988	4,658	32,646
Acquisition of subsidiaries (Note 29)	—	—	—
Disposal of subsidiaries (Note 30)	(6,144)	(743)	(6,887)
Credited to consolidated statement of comprehensive income	21,479	(1,473)	20,006
Translation adjustment	—	—	—
At 31 December 2021	43,323	2,442	45,765

21          Deferred income tax (Continued)

Deferred income tax liabilities

	Medical licenses
	and tradenames	Others	Total
	RMB’000	RMB’000	RMB’000
At 1 January 2020	12,248	581	12,829
Acquisition of a subsidiary (Note 29)	20,297	—	20,297
Disposal of subsidiaries (Note 30)	(14,581)	—	(14,581)
(Credited)/charge to consolidated statement of comprehensive income	(3,539)	(341)	(3,880)
Translation adjustment	—	(14)	(14)
At 31 December 2020 and 1 January 2021	14,425	226	14,651
Acquisition of subsidiaries (Note 29)	—	—	—
Disposal of subsidiaries (Note 30)	(14,140)	(226)	(14,366)
Credited to consolidated statement of comprehensive income	—	—	—
Translation adjustment	—	—	—
At 31 December 2021	285	—	285

Deferred income tax assets are recognised for tax loss carry-forwards to the extent that the realisation of the related tax benefit through the future taxable profits is probable. The Group has unrecognised tax losses as at 31 December 2021 of RMB91,221,000 (2020: RMB71,862,000) which can be carried forward against future taxable income and their expiry dates are as follows:

	2020	2021
	RMB’000	RMB’000
Tax loss expiring within 5 years	71,862	91,221